ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued and Other Current Liabilities
Schedule of accrued and other current liabilities
	December 31, 2011	September 30, 2012
	($000s)
Accrued research and development	3,471	3,335
Other current liabilities	712	792
	4,183	4,127
Accrued and other current liabilities consisted of the following:
	December 31,
	2010	2011
	$000	$000
Accrued research and development	2,793	3,471
Other current liabilities	961	712
	3,754	4,183